UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of March

Date of reporting period:  September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Short Duration High Yield ETF

HYSD | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of September 5, 2024 to September 30, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$3Footnote Reference(a)	0.44%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Key Fund Statistics

Fund net assets	$26,235,078
Total number of portfolio holdings	269
Portfolio turnover for the reporting period	0%

Columbia Short Duration High Yield ETF | SSR338_00_(11/24) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.3%
Clearway Energy Operating LLC 03/15/2028 4.750%	1.1%
Trivium Packaging Finance BV 08/15/2026 5.500%	1.0%
Six Flags Entertainment Corp. 04/15/2027 5.500%	1.0%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.0%
Ziggo Bond Co. BV 01/15/2027 6.000%	0.8%
Hudbay Minerals, Inc. 04/01/2026 4.500%	0.8%
1011778 BC ULC / New Red Finance, Inc. 01/15/2028 4.375%	0.8%
Carnival Corp. 03/01/2027 5.750%	0.8%
TransDigm, Inc. 03/01/2029 6.375%	0.8%

Asset Allocation

Value	Value
Money Market Funds	2.7%
Corporate Bonds	96.1%

Credit Quality Allocation

Value	Value
CCC rating	2.8%
B rating	36.3%
BB rating	60.9%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002253

Columbia Short Duration High Yield ETF | SSR338_00_(11/24) | 2

Columbia U.S. High Yield ETF

NJNK | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of September 5, 2024 to September 30, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$3Footnote Reference(a)	0.46%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Key Fund Statistics

Fund net assets	$26,298,159
Total number of portfolio holdings	427
Portfolio turnover for the reporting period	0%

Columbia U.S. High Yield ETF | SSR339_00_(11/24) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

TransDigm, Inc. 03/01/2029 6.375%	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2031 4.250%	0.7%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Tenet Healthcare Corp. 11/01/2027 5.125%	0.5%
Cloud Software Group, Inc. 03/31/2029 6.500%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.250%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 05/01/2032 4.500%	0.5%
Howard Midstream Energy Partners LLC 07/15/2028 8.875%	0.4%
Starwood Property Trust, Inc. 04/01/2029 7.250%	0.4%
Nexstar Media, Inc. 07/15/2027 5.625%	0.4%

Asset Allocation

Value	Value
Money Market Funds	1.6%
Corporate Bonds	97.2%

Credit Quality Allocation

Value	Value
CCC rating	7.9%
B rating	41.4%
BB rating	50.4%
BBB rating	0.3%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002253

Columbia U.S. High Yield ETF | SSR339_00_(11/24) | 2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
ACTIVE ETFs
Semiannual Financial Statements and Additional
Information
September 30, 2024 (Unaudited)
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
.

Active ETFs | 2024
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 21
Notes to Financial Statements 23
Approval of Investment Management Services Agreement 29

PORTFOLIO OF INVESTMENTS
Columbia Short Duration High Yield ETF
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 3
Corporate Bonds   96.1%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 2.0%
TransDigm, Inc.
4.625%, 01/15/29 75,000 72,498
4.875%, 05/01/29 34,000 33,102
5.500%, 11/15/27 50,000 49,832
6.375%, 03/01/29
(a)
200,000 206,276
6.750%, 08/15/28
(a)
150,000 154,530
Total 516,238
Airlines 2.6%
Air Canada
3.875%, 08/15/26
(a)
200,000 194,775
American Airlines, Inc.
8.500%, 05/15/29
(a)
125,000 132,539
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
72,917 72,701
5.750%, 04/20/29
(a)
75,000 74,903
United Airlines, Inc.
4.375%, 04/15/26
(a)
100,000 98,493
4.625%, 04/15/29
(a)
125,000 120,774
Total 694,185
Automotive 1.5%
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
125,000 128,856
IHO Verwaltungs GmbH
4.750%, 09/15/26
(a),(b)
50,000 49,213
6.000%, 05/15/27
(a),(b)
75,000 73,733
ZF North America Capital, Inc.
4.750%, 04/29/25
(a)
50,000 49,588
6.875%, 04/14/28
(a)
100,000 101,044
Total 402,434
Brokerage/Asset Managers/Exchanges 1.0%
AG Issuer LLC
6.250%, 03/01/28
(a)
142,000 139,240
AG TTMT Escrow Issuer LLC
8.625%, 09/30/27
(a)
78,000 79,920
Aretec Group, Inc.
7.500%, 04/01/29
(a)
40,000 38,006
Total 257,166
Building Materials 3.9%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29
(a)
75,000 70,130
4.000%, 01/15/28
(a)
75,000 72,187
Beacon Roofing Supply, Inc.
4.125%, 05/15/29
(a)
125,000 117,802
4.500%, 11/15/26
(a)
125,000 123,133
Interface, Inc.
5.500%, 12/01/28
(a)
75,000 73,658
James Hardie International Finance DAC
5.000%, 01/15/28
(a)
181,000 179,304
Standard Industries, Inc.
4.750%, 01/15/28
(a)
100,000 97,949
5.000%, 02/15/27
(a)
151,000 149,887
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, 01/15/29
(a)
100,000 99,064
White Cap Buyer LLC
6.875%, 10/15/28
(a)
50,000 50,489
Total 1,033,603
Cable and Satellite 4.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(a)
350,000 340,563
5.125%, 05/01/27
(a)
75,000 73,769
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.375%, 06/01/29
(a)
125,000 120,401
Sirius XM Radio, Inc.
3.125%, 09/01/26
(a)
125,000 120,831
4.000%, 07/15/28
(a)
50,000 47,169
5.000%, 08/01/27
(a)
150,000 147,788
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
100,000 95,880
Ziggo Bond Co. BV
6.000%, 01/15/27
(a)
200,000 199,893
Total 1,146,294
Chemicals 3.8%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/27
(a)
75,000 74,438
Element Solutions, Inc.
3.875%, 09/01/28
(a)
100,000 95,299
HB Fuller Co.
4.250%, 10/15/28 75,000 71,932
INEOS Finance PLC
6.750%, 05/15/28
(a)
75,000 75,848
7.500%, 04/15/29
(a)
50,000 52,264
Ineos Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
100,000 107,000
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 46,887
Olympus Water US Holding Corp.
4.250%, 10/01/28
(a)
100,000 95,446
9.750%, 11/15/28
(a)
125,000 133,489
SNF Group SACA
3.125%, 03/15/27
(a)
75,000 71,338
WR Grace Holdings LLC
4.875%, 06/15/27
(a)
125,000 123,168
5.625%, 08/15/29
(a)
50,000 46,963
Total 994,072
Construction Machinery 2.2%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
150,000 140,756
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
175,000 174,817
6.625%, 06/15/29
(a)
75,000 77,710
Ritchie Bros Holdings, Inc.
6.750%, 03/15/28
(a)
175,000 181,025
Total 574,308
Consumer Cyclical Services 2.2%
APX Group, Inc.
6.750%, 02/15/27
(a)
50,000 50,137
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
175,000 160,941
ASGN, Inc.
4.625%, 05/15/28
(a)
100,000 97,184
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
205,000 199,318
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28
(a)
75,000 75,012
Total 582,592
Consumer Products 1.8%
Acushnet Co.
7.375%, 10/15/28
(a)
50,000 52,732
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
74,000 74,046
Newell Brands, Inc.
4.875%, 06/01/25 50,000 49,721

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETFs | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.700%, 04/01/26 75,000 75,190
6.375%, 09/15/27 75,000 76,036
Prestige Brands, Inc.
5.125%, 01/15/28
(a)
100,000 99,109
Scotts Miracle-Gro Co. (The)
5.250%, 12/15/26 50,000 49,769
Total 476,603
Diversified Manufacturing 2.8%
Esab Corp.
6.250%, 04/15/29
(a)
50,000 51,417
Gates Corp.
6.875%, 07/01/29
(a)
98,000 101,531
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 48,718
Resideo Funding, Inc.
4.000%, 09/01/29
(a)
75,000 70,636
TK Elevator Holdco GmbH
7.625%, 07/15/28
(a)
50,000 50,309
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
125,000 123,710
Velocity Vehicle Group LLC
8.000%, 06/01/29
(a)
50,000 52,044
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
150,000 155,019
7.250%, 06/15/28
(a)
74,000 75,764
Total 729,148
Electric 5.1%
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
309,000 303,280
NextEra Energy Operating Partners LP
3.875%, 10/15/26
(a)
125,000 121,729
4.500%, 09/15/27
(a)
75,000 73,277
7.250%, 01/15/29
(a)
125,000 131,757
NRG Energy Inc.
3.375%, 02/15/29
(a)
75,000 69,933
NRG Energy, Inc.
5.750%, 01/15/28 125,000 125,917
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/28
(a)
50,000 48,324
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
25,000 23,915
5.000%, 01/31/28
(a)
150,000 148,455
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
175,000 173,880
5.625%, 02/15/27
(a)
125,000 124,839
Total 1,345,306
Environmental 0.6%
Waste Pro USA Inc
5.500%, 02/15/26
(a)
150,000 149,479
Finance Companies 4.8%
GGAM Finance Ltd.
6.875%, 04/15/29
(a)
75,000 78,076
8.000%, 02/15/27
(a)
125,000 130,679
8.000%, 06/15/28
(a)
25,000 26,814
Navient Corp.
6.750%, 06/25/25 116,000 116,745
6.750%, 06/15/26 50,000 51,128
OneMain Finance Corp.
3.500%, 01/15/27 50,000 47,780
3.875%, 09/15/28 90,000 83,475
7.125%, 03/15/26 100,000 102,162
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
9.000%, 01/15/29 25,000 26,487
Provident Funding Associates LP / PFG Finance Corp.
6.375%, 06/15/25
(a)
100,000 100,004
9.750%, 09/15/29
(a)
54,000 55,019
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(a)
200,000 192,059
3.625%, 03/01/29
(a)
75,000 70,567
United Wholesale Mortgage LLC
5.500%, 11/15/25
(a)
25,000 25,018
5.750%, 06/15/27
(a)
150,000 149,130
Total 1,255,143
Food and Beverage 1.9%
Darling Ingredients, Inc.
5.250%, 04/15/27
(a)
126,000 125,341
Post Holdings, Inc.
5.500%, 12/15/29
(a)
50,000 49,643
5.625%, 01/15/28
(a)
100,000 100,863
Triton Water Holdings, Inc.
6.250%, 04/01/29
(a)
63,000 62,909
US Foods, Inc.
4.750%, 02/15/29
(a)
50,000 48,789
6.875%, 09/15/28
(a)
100,000 104,250
Total 491,795
Foreign Government Obligations 1.1%
NOVA Chemicals Corp.
4.250%, 05/15/29
(a)
75,000 69,735
5.250%, 06/01/27
(a)
50,000 49,465
8.500%, 11/15/28
(a)
150,000 160,316
Total 279,516
Gaming 1.4%
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
100,000 95,161
7.000%, 02/15/30
(a)
50,000 52,244
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
125,000 124,536
Light & Wonder International, Inc.
7.000%, 05/15/28
(a)
100,000 100,768
Total 372,709
Health Care 6.2%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29
(a)
75,000 71,475
5.500%, 07/01/28
(a)
101,000 98,345
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
125,000 122,218
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 52,887
Catalent Pharma Solutions, Inc.
3.125%, 02/15/29
(a)
50,000 49,133
Charles River Laboratories International, Inc.
4.250%, 05/01/28
(a)
75,000 72,880
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
150,000 147,530
Encompass Health Corp.
4.500%, 02/01/28 25,000 24,536
5.750%, 09/15/25 26,000 25,934
IQVIA, Inc.
5.000%, 10/15/26
(a)
100,000 99,749
Medline Borrower LP
3.875%, 04/01/29
(a)
125,000 118,339
5.250%, 10/01/29
(a)
125,000 122,651

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
125,000 128,902
Select Medical Corp.
6.250%, 08/15/26
(a)
125,000 125,795
Teleflex, Inc.
4.625%, 11/15/27 25,000 24,646
Tenet Healthcare Corp.
4.625%, 06/15/28 50,000 49,116
5.125%, 11/01/27 175,000 174,482
6.125%, 10/01/28 125,000 126,036
Total 1,634,654
Home Construction 0.4%
Taylor Morrison Communities, Inc.
5.750%, 01/15/28
(a)
100,000 101,675
Independent Energy 3.5%
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
132,000 137,951
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 50,275
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(a)
50,000 48,681
6.250%, 11/01/28
(a)
150,000 149,847
Matador Resources Co.
6.875%, 04/15/28
(a)
155,000 157,553
Permian Resources Operating LLC
5.375%, 01/15/26
(a)
26,000 25,902
5.875%, 07/01/29
(a)
41,000 41,051
8.000%, 04/15/27
(a)
125,000 128,696
SM Energy Co.
6.750%, 08/01/29
(a)
125,000 125,493
Southwestern Energy Co.
5.375%, 02/01/29 50,000 49,796
Total 915,245
Leisure 7.9%
Boyne USA, Inc.
4.750%, 05/15/29
(a)
125,000 120,381
Carnival Corp.
5.750%, 03/01/27
(a)
200,000 202,610
6.000%, 05/01/29
(a)
175,000 177,102
7.625%, 03/01/26
(a)
30,000 30,299
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.375%, 04/15/27 125,000 124,543
6.500%, 10/01/28 100,000 101,287
Cinemark USA, Inc.
5.250%, 07/15/28
(a)
181,000 177,950
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
150,000 147,965
5.625%, 03/15/26
(a)
18,000 17,964
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
125,000 125,024
5.875%, 02/15/27
(a)
100,000 100,301
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26
(a)
100,000 98,842
5.500%, 04/01/28
(a)
100,000 101,256
5.500%, 08/31/26
(a)
100,000 100,981
Six Flags Entertainment Corp.
5.500%, 04/15/27
(a)
275,000 273,177
Viking Cruises Ltd.
5.875%, 09/15/27
(a)
75,000 74,871
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.000%, 02/15/29
(a)
100,000 101,239
Total 2,075,792
Lodging 0.7%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
5.000%, 06/01/29
(a)
50,000 47,501
Marriott Ownership Resorts Inc.
4.500%, 06/15/29
(a)
50,000 47,010
Marriott Ownership Resorts, Inc.
4.750%, 01/15/28 100,000 95,977
Total 190,488
Media and Entertainment 1.6%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
75,000 73,730
9.000%, 09/15/28
(a)
125,000 132,891
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
50,000 47,622
5.000%, 08/15/27
(a)
75,000 74,516
Univision Communications, Inc.
6.625%, 06/01/27
(a)
50,000 50,152
8.000%, 08/15/28
(a)
50,000 51,136
Total 430,047
Metals and Mining 2.5%
Constellium SE
3.750%, 04/15/29
(a)
75,000 70,051
5.625%, 06/15/28
(a)
125,000 124,871
Hudbay Minerals, Inc.
4.500%, 04/01/26
(a)
209,000 206,793
6.125%, 04/01/29
(a)
50,000 50,734
Kaiser Aluminum Corp.
4.625%, 03/01/28
(a)
75,000 72,608
Novelis Corp.
3.250%, 11/15/26
(a)
50,000 48,322
4.750%, 01/30/30
(a)
75,000 72,616
Total 645,995
Midstream 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(a)
50,000 49,537
5.750%, 01/15/28
(a)
50,000 50,062
5.750%, 03/01/27
(a)
100,000 100,165
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
150,000 157,924
DT Midstream, Inc.
4.125%, 06/15/29
(a)
50,000 47,828
EQM Midstream Partners LP
4.500%, 01/15/29
(a)
75,000 73,369
6.000%, 07/01/25
(a)
125,000 125,225
6.375%, 04/01/29
(a)
25,000 25,830
6.500%, 07/01/27
(a)
25,000 25,742
7.500%, 06/01/27
(a)
50,000 51,497
NuStar Logistics LP
5.625%, 04/28/27 50,000 50,216
5.750%, 10/01/25 75,000 75,048
6.000%, 06/01/26 25,000 25,167
Sunoco LP
7.000%, 05/01/29
(a)
104,000 108,722
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 25,000 25,077
7.000%, 09/15/28
(a)
99,000 102,770
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
75,000 70,877

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETFs | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
125,000 130,313
9.500%, 02/01/29
(a)
100,000 112,429
Total 1,407,798
Oil Field Services 1.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(a)
75,000 75,352
Kodiak Gas Services LLC
7.250%, 02/15/29
(a)
75,000 77,650
Nabors Industries, Inc.
7.375%, 05/15/27
(a)
50,000 50,119
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
50,000 51,511
USA Compression Partners LP / USA Compression Finance Corp
6.875%, 09/01/27 100,000 100,902
Total 355,534
Other Industry 0.6%
Williams Scotsman, Inc.
4.625%, 08/15/28
(a)
111,000 107,924
6.625%, 06/15/29
(a)
50,000 51,512
Total 159,436
Other REIT 2.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27
(a)
125,000 121,860
4.750%, 06/15/29
(a)
50,000 48,859
5.250%, 10/01/25
(a)
100,000 99,775
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
5.875%, 10/01/28
(a)
175,000 174,647
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 07/15/28
(a)
100,000 104,661
RLJ Lodging Trust LP
3.750%, 07/01/26
(a)
75,000 73,357
Total 623,159
Packaging 2.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
75,000 68,671
4.000%, 09/01/29
(a)
25,000 22,317
6.000%, 06/15/27
(a)
125,000 125,864
Berry Global, Inc.
4.500%, 02/15/26
(a)
100,000 98,730
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
50,000 50,495
Sealed Air Corp.
4.000%, 12/01/27
(a)
50,000 48,317
5.000%, 04/15/29
(a)
38,000 37,433
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(a)
50,000 50,850
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
255,000 253,679
Total 756,356
Pharmaceuticals 0.2%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 48,058
Property & Casualty 2.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, 10/15/27
(a)
50,000 47,886
6.750%, 10/15/27
(a)
100,000 99,651
6.750%, 04/15/28
(a)
199,000 202,188
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
AmWINS Group, Inc.
6.375%, 02/15/29
(a)
125,000 127,992
AssuredPartners, Inc.
5.625%, 01/15/29
(a)
50,000 48,182
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
25,000 23,907
HUB International Ltd.
5.625%, 12/01/29
(a)
100,000 98,082
Total 647,888
Restaurants 1.3%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/28
(a)
213,000 207,335
6.125%, 06/15/29
(a)
125,000 128,499
Total 335,834
Retailers 2.5%
Asbury Automotive Group, Inc.
4.500%, 03/01/28 125,000 121,760
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 49,877
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
100,000 95,424
6.375%, 01/15/30
(a)
25,000 25,410
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
50,000 48,035
Lithia Motors Inc.
3.875%, 06/01/29
(a)
25,000 23,339
Lithia Motors, Inc.
4.625%, 12/15/27
(a)
75,000 73,302
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
125,000 119,834
7.750%, 02/15/29
(a)
100,000 98,643
Total 655,624
Technology 9.3%
Block, Inc.
2.750%, 06/01/26 50,000 48,461
Camelot Finance SA
4.500%, 11/01/26
(a)
150,000 147,798
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
50,000 52,022
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
75,000 76,690
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
50,000 48,119
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
275,000 273,696
9.000%, 09/30/29
(a)
50,000 50,888
Entegris, Inc.
3.625%, 05/01/29
(a)
75,000 70,117
4.375%, 04/15/28
(a)
125,000 120,672
Gen Digital, Inc.
6.750%, 09/30/27
(a)
75,000 77,093
HealthEquity, Inc.
4.500%, 10/01/29
(a)
50,000 48,357
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.625%, 05/01/28
(a)
100,000 92,228
ION Trading Technologies Sarl
5.750%, 05/15/28
(a)
75,000 70,118
Iron Mountain, Inc.
4.875%, 09/15/27
(a)
125,000 124,051
5.000%, 07/15/28
(a)
25,000 24,658
5.250%, 03/15/28
(a)
125,000 124,513

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 7
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.000%, 02/15/29
(a)
125,000 130,212
NCR Atleos Corp.
9.500%, 04/01/29
(a)
125,000 137,615
NCR Voyix Corp.
5.000%, 10/01/28
(a)
130,000 127,551
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
50,000 48,949
Open Text Corp.
3.875%, 02/15/28
(a)
75,000 71,600
Seagate HDD Cayman
4.750%, 01/01/25 51,000 50,796
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/26
(a)
150,000 148,427
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
125,000 125,015
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29
(a)
156,000 144,120
Total 2,433,766
Transportation Services 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/28
(a)
25,000 23,482
5.375%, 03/01/29
(a)
50,000 46,746
5.750%, 07/15/27
(a)
50,000 49,758
Total 119,986
Wireless 0.3%
SBA Communications Corp.
3.875%, 02/15/27 75,000 73,072
Wirelines 1.1%
Frontier Communications Holdings LLC
5.875%, 10/15/27
(a)
100,000 100,401
Iliad Holding SASU
6.500%, 10/15/26
(a)
125,000 126,295
7.000%, 10/15/28
(a)
75,000 76,339
Total 303,035
Total Corporate Bonds
(Cost $25,085,138) 25,214,033
Money Market Funds 2.7%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.879%
(c)
716,662 716,662
Total Money Market Funds
(Cost $716,662) 716,662
Total Investments in Securities
(Cost $25,801,800) 25,930,695
Other Assets & Liabilities, Net 304,383
Net Assets 26,235,078
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $22,765,530, which represents 86.78% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) The rate shown is the seven-day current annualized yield at September 30, 2024.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETFs | 2024
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 25,214,033 – 25,214,033
Money Market Funds 716,662 – – 716,662
Total Investments in Securities 716,662 25,214,033 – 25,930,695
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

PORTFOLIO OF INVESTMENTS
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 9
Corporate Bonds   97.2%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 3.3%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(a)
50,000 51,988
Bombardier, Inc.
7.000%, 06/01/32
(a)
50,000 52,292
8.750%, 11/15/30
(a)
100,000 109,807
Spirit Aerosystems , Inc.
4.600%, 06/15/28 50,000 47,759
9.750%, 11/15/30
(a)
50,000 55,772
TransDigm , Inc.
4.625%, 01/15/29 50,000 48,332
6.375%, 03/01/29
(a)
200,000 206,275
6.625%, 03/01/32
(a)
100,000 104,225
6.750%, 08/15/28
(a)
100,000 103,020
6.875%, 12/15/30
(a)
75,000 78,540
Total 858,010
Airlines 1.4%
Allegiant Travel Co.
7.250%, 08/15/27
(a)
50,000 49,448
American Airlines, Inc.
8.500%, 05/15/29
(a)
50,000 53,016
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
29,167 29,080
5.750%, 04/20/29
(a)
100,000 99,870
Jetblue Airways Corp. / Jetblue Loyalty LP
9.875%, 09/20/31
(a)
50,000 52,665
United Airlines, Inc.
4.375%, 04/15/26
(a)
50,000 49,247
4.625%, 04/15/29
(a)
50,000 48,309
Total 381,635
Automotive 2.0%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(a)
50,000 51,516
8.250%, 04/15/31
(a)
50,000 53,079
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
50,000 45,398
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
75,000 77,313
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, 05/31/32
(a)
50,000 51,206
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 48,876
5.250%, 04/30/31 50,000 45,085
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
50,000 52,940
Phinia , Inc.
6.750%, 04/15/29
(a)
50,000 51,708
Tenneco, Inc.
8.000%, 11/17/28
(a)
50,000 46,200
Total 523,321
Banking 0.4%
Ally Financial, Inc.
6.700%, 02/14/33 50,000 51,245
Western Alliance Bancorp
3.000%, (3M U.S. T-Bill MMY +
2.250%), 06/15/31
(b)
50,000 46,025
Total 97,270
Brokerage/Asset Managers/Exchanges 1.3%
AG Issuer LLC
6.250%, 03/01/28
(a)
50,000 49,028
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Aretec Group, Inc.
10.000%, 08/15/30
(a)
50,000 53,272
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
50,000 44,980
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
50,000 48,560
Hunt Cos., Inc.
5.250%, 04/15/29
(a)
50,000 48,358
StoneX Group, Inc.
7.875%, 03/01/31
(a)
50,000 53,260
Vfh Parent LLC / Valor Co.-Issuer, Inc.
7.500%, 06/15/31
(a)
50,000 52,500
Total 349,958
Building Materials 2.5%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
50,000 46,199
6.375%, 03/01/34
(a)
50,000 51,933
Cornerstone Building Brands, Inc.
9.500%, 08/15/29
(a)
100,000 102,747
Eco Material Technologies, Inc.
7.875%, 01/31/27
(a)
50,000 50,516
Mohegan Tribal Gaming Authority
8.000%, 02/01/26
(a)
50,000 49,454
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31
(a)
100,000 107,892
Specialty Building Products Holdings LLC / Sbp Finance Corp.
6.375%, 09/30/26
(a)
50,000 49,821
Standard Building Solutions, Inc.
6.500%, 08/15/32
(a)
50,000 51,884
Standard Industries, Inc.
4.375%, 07/15/30
(a)
100,000 94,522
Summit Materials LLC / Summit Materials Finance Corp.
7.250%, 01/15/31
(a)
50,000 52,975
Total 657,943
Cable and Satellite 5.2%
Cable One, Inc.
4.000%, 11/15/30
(a)
50,000 39,797
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
200,000 176,641
4.250%, 01/15/34
(a)
150,000 123,173
4.500%, 08/15/30
(a)
100,000 90,520
4.500%, 05/01/32 150,000 129,649
4.750%, 03/01/30
(a)
100,000 91,874
5.000%, 02/01/28
(a)
100,000 97,304
5.125%, 05/01/27
(a)
100,000 98,359
Directv Financing LLC
8.875%, 02/01/30
(a)
50,000 50,372
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
100,000 98,054
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
100,000 94,339
4.125%, 07/01/30
(a)
100,000 90,770
5.000%, 08/01/27
(a)
100,000 98,525
Viasat , Inc.
5.625%, 04/15/27
(a)
100,000 94,454
Total 1,373,831
Chemicals 2.9%
Chemours Co. (The)
4.625%, 11/15/29
(a)
50,000 44,764
Element Solutions, Inc.
3.875%, 09/01/28
(a)
100,000 95,299

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Active ETFs | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 46,887
Methanex Corp.
5.125%, 10/15/27 50,000 49,460
Olin Corp.
5.125%, 09/15/27 100,000 99,412
Olympus Water US Holding Corp.
9.750%, 11/15/28
(a)
100,000 106,791
Parkland Corp.
4.625%, 05/01/30
(a)
75,000 70,766
Scih Salt Holdings, Inc.
4.875%, 05/01/28
(a)
50,000 48,296
SK Invictus Internediate II Sarl
5.000%, 10/30/29
(a)
50,000 47,927
Tronox , Inc.
4.625%, 03/15/29
(a)
50,000 46,676
Windsor Holdings III LLC
8.500%, 06/15/30
(a)
50,000 53,510
WR Grace Holdings LLC
5.625%, 08/15/29
(a)
50,000 46,963
Total 756,751
Construction Machinery 1.3%
EquipmentShare.Com, Inc.
8.625%, 05/15/32
(a)
50,000 52,510
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
50,000 46,919
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
50,000 49,948
6.625%, 06/15/29
(a)
50,000 51,807
Ritchie Bros Holdings, Inc.
7.750%, 03/15/31
(a)
50,000 53,349
United Rentals North America, Inc.
5.250%, 01/15/30 50,000 50,035
6.125%, 03/15/34
(a)
50,000 51,661
Total 356,229
Consumer Cyclical Services 3.3%
Allied Universal Holdco LLC
7.875%, 02/15/31
(a)
50,000 51,108
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/27
(a)
100,000 100,167
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
50,000 47,012
Apx Group, Inc.
5.750%, 07/15/29
(a)
50,000 49,497
Arches Buyer Inc.
6.125%, 12/01/28
(a)
50,000 42,851
Bcpe Empire Holdings, Inc.
7.625%, 05/01/27
(a)
50,000 50,157
Garda World Security Corp.
6.000%, 06/01/29
(a)
75,000 72,075
Geo Group, Inc. (The)
10.250%, 04/15/31 50,000 53,367
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(a)
50,000 49,906
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
50,000 48,614
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
100,000 100,505
Service Corp. International
4.000%, 05/15/31 75,000 69,380
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Staples, Inc.
10.750%, 09/01/29
(a)
100,000 97,067
Wash Multifamily Acquisition, Inc.
5.750%, 04/15/26
(a)
50,000 49,759
Total 881,465
Consumer Products 1.8%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.625%, 07/15/30
(a)
75,000 77,922
Edgewell Personal Care Co.
5.500%, 06/01/28
(a)
50,000 49,687
Energizer Holdings, Inc.
4.375%, 03/31/29
(a)
75,000 71,040
Newell Brands, Inc.
6.375%, 09/15/27 50,000 50,690
6.625%, 09/15/29 100,000 101,215
Perrigo Finance Unlimited Co.
4.900%, 06/15/30 50,000 48,709
Tempur Sealy International, Inc.
3.875%, 10/15/31
(a)
75,000 66,808
Total 466,071
Diversified Manufacturing 1.2%
Chart Industries, Inc.
7.500%, 01/01/30
(a)
50,000 52,719
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
100,000 103,102
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
9.000%, 02/15/29
(a)
50,000 52,000
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 48,718
WESCO Distribution, Inc.
6.625%, 03/15/32
(a)
50,000 52,057
Total 308,596
Electric 2.8%
Calpine Corp.
4.625%, 02/01/29
(a)
100,000 96,576
5.125%, 03/15/28
(a)
50,000 49,272
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
50,000 45,776
Lightning Power LLC
7.250%, 08/15/32
(a)
50,000 52,500
NextEra Energy Operating Partners LP
7.250%, 01/15/29
(a)
100,000 105,406
NRG Energy Inc.
3.375%, 02/15/29
(a)
50,000 46,622
NRG Energy, Inc.
3.625%, 02/15/31
(a)
50,000 45,335
PG&E Corp.
5.000%, 07/01/28 50,000 49,593
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
50,000 47,831
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
100,000 96,826
6.875%, 04/15/32
(a)
100,000 105,271
Total 741,008
Environmental 0.4%
GFL Environmental, Inc.
4.750%, 06/15/29
(a)
50,000 48,741
6.750%, 01/15/31
(a)
50,000 52,465
Total 101,206

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Finance Companies 4.2%
FirstCash Inc
5.625%, 01/01/30
(a)
50,000 49,566
Fortress Transportation And Infrastructure Investors LLC
7.000%, 06/15/32
(a)
50,000 52,480
7.875%, 12/01/30
(a)
50,000 53,886
Freedom Mortgage Corp.
12.000%, 10/01/28
(a)
100,000 109,311
12.250%, 10/01/30
(a)
50,000 56,012
Goeasy Ltd.
7.625%, 07/01/29
(a)
50,000 51,811
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30
(a)
100,000 95,913
Navient Corp.
4.875%, 03/15/28 50,000 48,344
9.375%, 07/25/30 50,000 55,472
OneMain Finance Corp.
3.500%, 01/15/27 50,000 47,780
3.875%, 09/15/28 50,000 46,375
7.875%, 03/15/30 50,000 52,296
Pennymac Financial Services, Inc.
7.875%, 12/15/29
(a)
100,000 106,572
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc.
4.000%, 10/15/33
(a)
50,000 44,919
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
50,000 46,054
Springleaf Finance Corp.
5.375%, 11/15/29 100,000 96,050
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
50,000 48,695
5.750%, 06/15/27
(a)
50,000 49,710
Total 1,111,246
Food and Beverage 2.8%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
50,000 49,818
B&G Foods, Inc.
8.000%, 09/15/28
(a)
50,000 52,288
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
50,000 52,295
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
50,000 50,461
Lamb Weston Holdings, Inc.
4.375%, 01/31/32
(a)
50,000 46,364
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
50,000 47,529
5.500%, 10/15/27
(a)
50,000 49,833
Post Holdings, Inc.
4.500%, 09/15/31
(a)
50,000 46,745
4.625%, 04/15/30
(a)
50,000 47,823
5.500%, 12/15/29
(a)
100,000 99,286
Primo Water Holdings, Inc.
4.375%, 04/30/29
(a)
50,000 47,927
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,
Inc./Simmons Feed
4.625%, 03/01/29
(a)
50,000 47,433
United Natural Foods, Inc.
6.750%, 10/15/28
(a)
50,000 47,688
US Foods, Inc.
4.625%, 06/01/30
(a)
50,000 48,395
Total 733,885
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Gaming 3.2%
Affinity Interactive
6.875%, 12/15/27
(a)
25,000 21,473
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
50,000 47,717
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
100,000 95,161
7.000%, 02/15/30
(a)
100,000 104,488
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
50,000 49,814
5.750%, 04/01/30
(a)
50,000 50,062
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
50,000 51,728
MGM Resorts International
4.750%, 10/15/28 50,000 48,998
5.500%, 04/15/27 50,000 50,153
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29
(a)
50,000 47,931
Molina Healthcare, Inc.
3.875%, 11/15/30
(a)
75,000 69,687
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
50,000 49,645
Station Casinos LLC
4.625%, 12/01/31
(a)
50,000 46,409
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
50,000 50,014
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(a)
50,000 49,383
Total 832,663
Health Care 5.4%
AdaptHealth LLC
5.125%, 03/01/30
(a)
50,000 46,801
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 52,887
Catalent Pharma Solutions, Inc.
5.000%, 07/15/27
(a)
50,000 49,759
CHS/Community Health Systems, Inc.
5.250%, 05/15/30
(a)
50,000 46,001
5.625%, 03/15/27
(a)
50,000 49,177
6.000%, 01/15/29
(a)
50,000 48,523
6.875%, 04/15/29
(a)
50,000 45,284
10.875%, 01/15/32
(a)
50,000 55,110
DaVita, Inc.
4.625%, 06/01/30
(a)
100,000 95,175
6.875%, 09/01/32
(a)
100,000 103,315
Encompass Health Corp.
4.750%, 02/01/30 50,000 48,862
Legacy LifePoint Health LLC
4.375%, 02/15/27
(a)
50,000 49,026
LifePoint Health, Inc.
9.875%, 08/15/30
(a)
50,000 55,079
10.000%, 06/01/32
(a)
50,000 55,077
Medline Borrower LP
5.250%, 10/01/29
(a)
75,000 73,591
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
50,000 51,526
Select Medical Corp.
6.250%, 08/15/26
(a)
50,000 50,318
Star Parent, Inc.
9.000%, 10/01/30
(a)
50,000 53,720

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Active ETFs | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Surgery Center Holdings, Inc.
7.250%, 04/15/32
(a)
50,000 52,189
Tenet Healthcare Corp.
5.125%, 11/01/27 140,000 139,586
6.125%, 10/01/28 100,000 100,829
6.125%, 06/15/30 50,000 50,843
6.750%, 05/15/31 50,000 52,155
Total 1,424,833
Healthcare Insurance 0.2%
Murphy Oil USA, Inc.
3.750%, 02/15/31
(a)
50,000 45,051
Healthcare REIT 0.1%
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 50,000 40,253
Home Construction 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/30
(a)
50,000 47,058
Century Communities, Inc.
3.875%, 08/15/29
(a)
50,000 46,844
Mattamy Group Corp.
5.250%, 12/15/27
(a)
50,000 49,761
Total 143,663
Independent Energy 4.8%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
50,000 51,842
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
50,000 50,952
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
50,000 52,254
8.750%, 07/01/31
(a)
50,000 53,000
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 50,275
Crescent Energy Finance LLC
7.625%, 04/01/32
(a)
50,000 50,148
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/28
(a)
50,000 50,911
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, 04/15/30
(a)
50,000 48,717
6.250%, 04/15/32
(a)
50,000 48,688
6.875%, 05/15/34
(a)
50,000 49,875
Kraken Oil & Gas Partners LLC
7.625%, 08/15/29
(a)
50,000 49,940
Matador Resources Co.
6.500%, 04/15/32
(a)
50,000 49,898
McAfee Corp.
6.750%, 03/01/29
(a)
50,000 48,876
Meg Energy Corp.
5.875%, 02/01/29
(a)
50,000 48,912
Northern Oil And Gas Inc.
8.125%, 03/01/28
(a)
50,000 50,452
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
50,000 50,062
6.250%, 02/01/33
(a)
50,000 50,800
7.000%, 01/15/32
(a)
50,000 51,988
Range Resources Corp.
8.250%, 01/15/29 50,000 51,759
Saturn Oil & Gas, Inc.
9.625%, 06/15/29
(a)
50,000 49,412
SM Energy Co.
6.750%, 08/01/29
(a)
50,000 50,197
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Southwestern Energy Co.
5.375%, 02/01/29 50,000 49,796
5.375%, 03/15/30 50,000 49,837
Talos Production, Inc.
9.375%, 02/01/31
(a)
50,000 51,390
TNGR Intermediate Holdings LLC
5.500%, 10/15/29
(a)
50,000 47,506
Total 1,257,487
Leisure 3.1%
Carnival Corp.
5.750%, 03/01/27
(a)
100,000 101,305
6.000%, 05/01/29
(a)
100,000 101,201
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
100,000 107,933
Cinemark USA, Inc.
7.000%, 08/01/32
(a)
50,000 52,240
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
50,000 49,322
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
50,000 50,010
NCL Finance Ltd.
6.125%, 03/15/28
(a)
50,000 50,992
Royal Caribbean Cruises Ltd.
6.000%, 02/01/33
(a)
100,000 102,519
SIX Flags Entertainment Corp.
7.250%, 05/15/31
(a)
50,000 51,746
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc.
6.625%, 05/01/32
(a)
50,000 51,771
Viking Cruises Ltd.
9.125%, 07/15/31
(a)
50,000 54,640
VOC Escrow Ltd.
5.000%, 02/15/28
(a)
50,000 49,380
Total 823,059
Life Insurance 0.2%
Global Atlantic Fin Co.
7.950%, (US 5 Year CMT T-Note +
3.608%), 10/15/54
(a),(b)
50,000 52,080
Lodging 0.5%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
4.875%, 07/01/31
(a)
50,000 45,420
6.625%, 01/15/32
(a)
50,000 50,657
Travel + Leisure Co.
4.500%, 12/01/29
(a)
50,000 47,320
Total 143,397
Media and Entertainment 3.3%
AMC Networks, Inc.
4.250%, 02/15/29 50,000 36,147
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
50,000 49,153
7.500%, 06/01/29
(a)
50,000 43,018
9.000%, 09/15/28
(a)
50,000 53,156
Gray Television, Inc.
10.500%, 07/15/29
(a)
50,000 52,279
Lamar Media Corp.
3.625%, 01/15/31 50,000 45,704
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
50,000 49,414
8.000%, 08/01/29
(a)
50,000 50,211
Nexstar Media, Inc.
5.625%, 07/15/27
(a)
100,000 99,070

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30
(a)
50,000 47,555
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
50,000 45,993
ROBLOX Corp.
3.875%, 05/01/30
(a)
50,000 46,559
TEGNA, Inc.
4.625%, 03/15/28 100,000 95,922
Univision Communications, Inc.
6.625%, 06/01/27
(a)
50,000 50,152
7.375%, 06/30/30
(a)
50,000 48,345
8.000%, 08/15/28
(a)
50,000 51,136
Total 863,814
Metals and Mining 1.5%
Alcoa Nederland Holding BV
7.125%, 03/15/31
(a)
50,000 53,233
Arsenal AIC Parent LLC
11.500%, 10/01/31
(a)
50,000 56,515
Cleveland-Cliffs, Inc.
7.000%, 03/15/32
(a)
100,000 101,113
Compass Minerals International, Inc.
6.750%, 12/01/27
(a)
50,000 49,762
Kaiser Aluminum Corp.
4.500%, 06/01/31
(a)
50,000 45,770
Novelis Corp.
4.750%, 01/30/30
(a)
100,000 96,821
Total 403,214
Midstream 6.8%
AmeriGas Partners LP / Amerigas Finance Corp.
5.750%, 05/20/27 50,000 49,084
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/27
(a)
50,000 50,082
6.625%, 02/01/32
(a)
50,000 51,723
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.250%, 07/15/32
(a)
50,000 52,520
Buckeye Partners LP
6.875%, 07/01/29
(a)
50,000 51,244
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
50,000 52,641
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
50,000 48,427
6.375%, 04/01/29
(a)
50,000 51,660
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/26
(a)
50,000 49,880
5.875%, 04/01/29
(a)
50,000 46,784
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 50,000 51,102
8.250%, 01/15/29 50,000 51,752
Harvest Midstream I LP
7.500%, 05/15/32
(a)
50,000 52,566
Hess Midstream Operations LP
4.250%, 02/15/30
(a)
50,000 47,741
5.125%, 06/15/28
(a)
50,000 49,511
Howard Midstream Energy Partners LLC
8.875%, 07/15/28
(a)
100,000 106,105
ITT Holdings LLC
6.500%, 08/01/29
(a)
50,000 47,431
Kinetik Holdings LP
6.625%, 12/15/28
(a)
50,000 51,934
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
50,000 42,099
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
50,000 51,269
8.375%, 02/15/32
(a)
50,000 51,531
Nustar Logistics LP
6.375%, 10/01/30 50,000 51,891
NuStar Logistics LP
6.000%, 06/01/26 50,000 50,334
Sunoco LP
7.000%, 05/01/29
(a)
50,000 52,270
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 50,000 47,884
7.000%, 09/15/28
(a)
50,000 51,904
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(a)
50,000 48,418
6.000%, 12/31/30
(a)
50,000 47,530
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
100,000 104,250
9.500%, 02/01/29
(a)
100,000 112,429
9.875%, 02/01/32
(a)
100,000 111,127
Total 1,785,123
Oil Field Services 2.3%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, 09/01/32
(a)
50,000 51,332
Enerflex Ltd.
9.000%, 10/15/27
(a)
50,000 51,846
Nabors Industries, Inc.
8.875%, 08/15/31
(a)
50,000 47,559
Noble Finance II LLC
8.000%, 04/15/30
(a)
50,000 51,593
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
50,000 51,511
Transocean, Inc.
8.500%, 05/15/31
(a)
50,000 49,680
8.750%, 02/15/30
(a)
42,500 44,320
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
50,000 51,493
Valaris Ltd.
8.375%, 04/30/30
(a)
50,000 51,509
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
100,000 105,408
Weatherford International Ltd.
8.625%, 04/30/30
(a)
50,000 52,090
Total 608,341
Other Financial Institutions 1.4%
Credit Acceptance Corp.
9.250%, 12/15/28
(a)
50,000 53,511
Howard Hughes Corp. (The)
4.125%, 02/01/29
(a)
50,000 46,669
5.375%, 08/01/28
(a)
50,000 49,276
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 50,000 49,598
9.750%, 01/15/29
(a)
50,000 51,879
Kennedy-Wilson, Inc.
4.750%, 03/01/29 15,000 13,884
4.750%, 02/01/30 50,000 45,332
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
50,000 49,535
Total 359,684

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Active ETFs | 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Industry 0.8%
Arcosa , Inc.
6.875%, 08/15/32
(a)
50,000 52,324
Brand Industrial Services, Inc.
10.375%, 08/01/30
(a)
50,000 53,513
Hillenbrand, Inc.
6.250%, 02/15/29 50,000 50,945
Williams Scotsman, Inc.
6.625%, 06/15/29
(a)
50,000 51,512
Total 208,294
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(a)
50,000 48,859
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
4.875%, 05/15/29
(a)
50,000 48,410
Rhp Hotel Properties LP / Rhp Finance Corp.
6.500%, 04/01/32
(a)
100,000 103,380
Rlj Lodging Trust LP
4.000%, 09/15/29
(a)
50,000 46,011
Service Properties Trust
8.625%, 11/15/31
(a)
50,000 54,374
Starwood Property Trust, Inc.
7.250%, 04/01/29
(a)
100,000 104,881
XHR LP
4.875%, 06/01/29
(a)
50,000 47,927
Total 453,842
Packaging 1.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
50,000 45,781
4.000%, 09/01/29
(a)
50,000 44,634
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
50,000 50,496
8.750%, 04/15/30
(a)
50,000 50,820
Labl , Inc.
5.875%, 11/01/28
(a)
50,000 46,881
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
75,000 77,562
9.250%, 04/15/27
(a)
50,000 51,297
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31
(a)
50,000 51,312
Pactiv Evergreen Group Issuer LLC /  Pactiv Evergreen Group Issuer, Inc.
4.375%, 10/15/28
(a)
50,000 47,910
Total 466,693
Paper 0.2%
Verde Purchaser LLC
10.500%, 11/30/30
(a)
50,000 54,298
Pharmaceuticals 1.0%
Elanco Animal Health, Inc.
6.650%, 08/28/28 50,000 51,910
ENDO Finance Holdings, Inc.
8.500%, 04/15/31
(a)
50,000 53,586
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 48,058
5.125%, 04/30/31
(a)
50,000 47,053
7.875%, 05/15/34
(a)
50,000 52,972
Total 253,579
Property & Casualty 3.1%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
50,000 47,298
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
8.500%, 06/15/29
(a)
50,000 52,279
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 10/15/27
(a)
50,000 49,825
6.750%, 04/15/28
(a)
50,000 50,801
7.000%, 01/15/31
(a)
50,000 51,393
Amwins Group, Inc.
4.875%, 06/30/29
(a)
50,000 47,995
AssuredPartners , Inc.
5.625%, 01/15/29
(a)
50,000 48,181
7.500%, 02/15/32
(a)
50,000 51,454
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
50,000 47,815
HUB International Ltd.
7.250%, 06/15/30
(a)
100,000 104,257
7.375%, 01/31/32
(a)
50,000 51,678
Jones Deslauriers Insurance Management, Inc.
10.500%, 12/15/30
(a)
50,000 54,429
Liberty Mutual Group, Inc.
4.125%, (US 5 Year CMT T-Note +
3.315%), 12/15/51
(a),(b)
50,000 47,387
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
100,000 104,840
Total 809,632
Railroads 0.4%
Genesee & Wyoming, Inc.
6.250%, 04/15/32
(a)
50,000 51,454
Watco Cos. LLC / Watco Finance Corp.
7.125%, 08/01/32
(a)
50,000 52,129
Total 103,583
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, 09/15/30
(a)
50,000 51,496
Restaurants 1.1%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
100,000 92,199
6.125%, 06/15/29
(a)
50,000 51,400
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.750%, 01/15/30
(a)
50,000 46,511
Yum! Brands, Inc.
5.375%, 04/01/32 100,000 99,772
Total 289,882
Retail REIT 0.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
Ggsi Sellco LLC
4.500%, 04/01/27
(a)
50,000 48,638
Retailers 4.6%
Asbury Automotive Group, Inc.
5.000%, 02/15/32
(a)
50,000 47,386
Bath & Body Works, Inc.
6.875%, 11/01/35 75,000 78,223
Carvana Co.
12.000%, 12/01/28
(a),(c)
50,000 52,436
13.000%, 06/01/30
(a),(c)
50,000 54,377
14.000%, 06/01/31
(a),(c)
50,000 58,897
Gap, Inc. (The)
3.875%, 10/01/31
(a)
50,000 43,704
Group 1 Automotive, Inc.
6.375%, 01/15/30
(a)
50,000 50,821
Hanesbrands, Inc.
9.000%, 02/15/31
(a)
50,000 53,979

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lcm Investments Holdings II LLC
8.250%, 08/01/31
(a)
50,000 53,087
Lithia Motors, Inc.
4.375%, 01/15/31
(a)
50,000 46,580
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29
(a)
50,000 48,040
Miter Brands Acquisition Holdco, Inc. / Miwd Borrower LLC
6.750%, 04/01/32
(a)
50,000 51,830
NCL Corp. Ltd.
8.125%, 01/15/29
(a)
50,000 53,409
Nordstrom Inc
5.000%, 01/15/44 50,000 38,687
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
50,000 47,934
7.750%, 02/15/29
(a)
50,000 49,321
Qvc , Inc.
4.750%, 02/15/27 50,000 45,493
Sonic Automotive, Inc.
4.875%, 11/15/31
(a)
50,000 46,183
Victoria's Secret & Co.
4.625%, 07/15/29
(a)
50,000 44,138
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44 50,000 37,457
8.125%, 08/15/29 100,000 99,825
Wand Newco 3, Inc.
7.625%, 01/30/32
(a)
50,000 52,652
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
50,000 44,126
Total 1,198,585
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.625%, 01/15/27
(a)
100,000 97,539
Technology 8.4%
Amentum Escrow Corp.
7.250%, 08/01/32
(a)
50,000 52,171
AthenaHealth Group Inc.
6.500%, 02/15/30
(a)
75,000 72,100
Block, Inc.
6.500%, 05/15/32
(a)
50,000 52,078
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
75,000 80,454
Capstone Borrower, Inc.
8.000%, 06/15/30
(a)
50,000 53,040
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
50,000 51,126
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
150,000 149,289
8.250%, 06/30/32
(a)
100,000 104,531
9.000%, 09/30/29
(a)
150,000 152,665
Condor Merger Sub, Inc.
7.375%, 02/15/30
(a)
50,000 48,785
Conduent Business Services LLC / Conduent State & Local Solutions,
Inc.
6.000%, 11/01/29
(a)
50,000 48,169
Fortress Intermediate 3, Inc.
7.500%, 06/01/31
(a)
50,000 52,779
Gen Digital, Inc.
6.750%, 09/30/27
(a)
50,000 51,395
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.750%, 05/01/29
(a)
50,000 51,093
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Imola Merger Corp.
4.750%, 05/15/29
(a)
50,000 48,796
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
100,000 94,919
4.875%, 09/15/29
(a)
50,000 48,960
5.000%, 07/15/28
(a)
50,000 49,316
5.250%, 03/15/28
(a)
100,000 99,611
7.000%, 02/15/29
(a)
50,000 52,085
NCR Atleos Corp.
9.500%, 04/01/29
(a)
50,000 55,046
NCR Voyix Corp.
5.125%, 04/15/29
(a)
15,000 14,435
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
75,000 73,423
Open Text Corp.
3.875%, 12/01/29
(a)
50,000 46,508
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
50,000 46,942
Sabre Glbl Inc.
11.250%, 12/15/27
(a)
50,000 51,946
Seagate HDD Cayman
9.625%, 12/01/32 50,000 58,039
Sensata Technologies, Inc.
3.750%, 02/15/31
(a)
50,000 45,791
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
50,000 52,245
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
50,000 50,006
6.500%, 06/01/32
(a)
50,000 51,683
Twilio , Inc.
3.875%, 03/15/31 50,000 46,205
UKG, Inc.
6.875%, 02/01/31
(a)
100,000 103,370
Western Digital Corp.
4.750%, 02/15/26 50,000 49,701
Xerox Holdings Corp.
8.875%, 11/30/29
(a)
50,000 46,492
Total 2,205,194
Transportation Services 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/29
(a)
50,000 46,746
8.000%, 02/15/31
(a)
50,000 51,145
Rand Parent LLC
8.500%, 02/15/30
(a)
50,000 50,936
Total 148,827
Wirelines 2.6%
Consolidated Communications, Inc.
6.500%, 10/01/28
(a)
50,000 47,289
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
75,000 74,350
6.000%, 01/15/30
(a)
100,000 99,809
8.625%, 03/15/31
(a)
50,000 53,942
Level 3 Financing, Inc.
10.500%, 04/15/29
(a)
50,000 54,712
10.750%, 12/15/30
(a)
50,000 54,922
11.000%, 11/15/29
(a)
100,000 110,856
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
100,000 106,745
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/28
(a)
50,000 50,022

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Active ETFs | 2024
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
50,000 44,634
Total 697,281
Total Corporate Bonds
(Cost $25,395,034) 25,568,450
Money Market Funds 1.6%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.879%
(d)
413,923 413,922
Total Money Market Funds
(Cost $413,922) 413,922
Total Investments in Securities
(Cost $25,808,956) 25,982,372
Other Assets & Liabilities, Net 315,787
Net Assets 26,298,159
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $22,259,346, which represents 84.64% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) The rate shown is the seven-day current annualized yield at September 30, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 17
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 25,568,450 – 25,568,450
Money Market Funds 413,922 – – 413,922
Total Investments in Securities 413,922 25,568,450 – 25,982,372
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Active ETFs | 2024
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $25,801,800 and $25,808,956, respectively) $25,930,695 $25,982,372
Receivable for:
Interest 384,285 430,933
Dividends 2,258 1,057
Total assets 26,317,238 26,414,362
Liabilities
Payable for:
Investments purchased 74,114 107,818
Investment management fees 8,046 8,385
Total liabilities 82,160 116,203
Net assets applicable to outstanding capital stock $26,235,078 $26,298,159
Represented by:
Paid-in capital $26,005,502 $26,009,716
Total distributable earnings (loss) 229,576 288,443
Total - representing net assets applicable to outstanding capital stock $26,235,078 $26,298,159
Shares outstanding 1,300,050 1,300,050
Net asset value per share $20.18 $20.23

STATEMENT OF OPERATIONS
For the period from September 5, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 19
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Investment Income:
Interest $106,718 $121,159
Dividends - unaffiliated issuers 2,258 1,057
Total income 108,976 122,216
Expenses:
Investment management fees 8,046 8,385
Total expenses 8,046 8,385
Net Investment Income 100,930 113,831
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (249) 1,196
Net realized gain (loss) (249) 1,196
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 128,895 173,416
Net change in unrealized appreciation 128,895 173,416
Net realized and unrealized gain 128,646 174,612
Net Increase in net assets resulting from operations $229,576 $288,443

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Active ETFs | 2024
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Six Months Ended
September
30, 2024
(a)
(Unaudited)
Six Months Ended
September
30, 2024
(a)
(Unaudited)
Operations
Net investment income $100,930 $113,831
Net realized gain (loss) (249) 1,196
Net change in unrealized appreciation 128,895 173,416
Net increase in net assets resulting from operations 229,576 288,443
Shareholder transactions
Proceeds from shares sold 1,004,502 1,008,716
Net increase in net assets resulting from shareholder transactions 1,004,502 1,008,716
Increase in net assets 1,234,078 1,297,159
Net Assets:
Net assets beginning of period 25,001,000
(b)
25,001,000
(c)
Net assets at end of period $26,235,078 $26,298,159
Capital stock activity
Shares outstanding, beginning of period 1,250,050 1,250,050
Shares sold 50,000 50,000
Shares outstanding, end of period 1,300,050 1,300,050
(a) Based on operations from September 5, 2024 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $820,784 and securities (including accrued income) of $24,179,216 were contributed on September 4, 2024.
(c) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $224,807 and securities (including accrued income) of $24,775,193 were contributed on September 4, 2024.

FINANCIAL HIGHLIGHTS
Columbia Short Duration High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2024 21
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months
Ended September
30, 2024
(Unaudited)
(a)
Per share data
Net asset value, beginning of period $20.00
Income (loss) from investment operations:
Net investment income 0.08
Net realized and unrealized gain 0.10
Total from investment operations 0.18
Net asset value, end of period $20.18
Total Return at NAV 0.90%
Total Return at Market Price 1.00%
Ratios to average net assets:
Total gross expenses
(b)
0.44%
Total net expenses
(b)(c)
0.44%
Net investment income 5.52%
Supplemental data
Net assets, end of
period
(in thousands) $26,235
Portfolio turnover 0%
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Active ETFs | 2024
Six Months
Ended September
30, 2024
(Unaudited)
(a)
Per share data
Net asset value, beginning of period $20.00
Income (loss) from investment operations:
Net investment income 0.09
Net realized and unrealized gain 0.14
Total from investment operations 0.23
Net asset value, end of period $20.23
Total Return at NAV 1.15%
Total Return at Market Price 1.15%
Ratios to average net assets:
Total gross expenses
(b)
0.46%
Total net expenses
(b)(c)
0.46%
Net investment income 6.24%
Supplemental data
Net assets, end of
period
(in thousands) $26,298
Portfolio turnover 0%
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)
Active ETFs | 2024 23
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Short Duration High Yield ETF and Columbia U.S. High Yield ETF. Each Fund is non-
diversified.
On August 28, 2024, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Short Duration High
Yield ETF, which represented the initial capital for the Fund at $20 per share. On September 4, 2024, Jane Street Capital invested $24,179,216 of securities (including accrued income) and $820,784 of cash in the Fund at $20 per share.
Shares of the Fund were first offered to the public on September 5, 2024.
On August 28, 2024, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia U.S. High Yield ETF, which represented the initial capital for the Fund at $20 per share. On September 4, 2024, Jane Street Capital invested
$24,775,193 of securities (including accrued income) and $224,807 of cash in the Fund at $20 per share. Shares of the
Fund were first offered to the public on September 5, 2024.
These financial statements cover the period from September 5, 2024 (commencement of operations) through September
30, 2024.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue,

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
24 Active ETFs | 2024
trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Funds may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Active ETFs | 2024 25
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Fund
Effective investment
management
fee rate (%)
Columbia Short Duration High Yield ETF 0.44
Columbia U.S. High Yield ETF 0.46

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
26 Active ETFs | 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2024, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2024, the cost basis of securities contributed was as follows:
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Short Duration High Yield ETF 25,801,800 142,841 (13,946) 128,895
Columbia U.S. High Yield ETF 25,808,956 207,521 (34,105) 173,416
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Short Duration High Yield ETF 401,537 -
Columbia U.S. High Yield ETF 104,405 85,910

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Active ETFs | 2024 27
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended September 30, 2024, the Funds did not have in-kind redemptions.
Note 7. Significant risks
Active management risk
Each Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Each Fund is not an index fund (it does not seek to track the performance of an index), nor does each Fund provide daily transparency into its portfolio holdings like most other ETFs. Due to its active management, each Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Credit risk
Credit risk is the risk that the value of debt instruments in a Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Funds may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Funds that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Funds to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in interest rates may also affect the liquidity of a Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact each Fund’s performance. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Funds, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Funds are subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund's investments. The Funds may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may
Funds Contributions ($)
Columbia Short Duration High Yield ETF 24,811,623
Columbia U.S. High Yield ETF 25,372,510

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
28 Active ETFs | 2024
negatively impact Fund performance and net asset value per share, including, for example, if a Fund is forced to sell securities in a down market.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Funds could affect the overall value of the Funds more than it would affect that of a diversified fund holding a greater number of investments.
Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Active ETFs | 2024 29
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Short Duration High Yield ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on June 27, 2024, the Board of Trustees (the Board) and the independent Board members (the
Independent Trustees) of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the Board’s Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS
Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the Committee and Board meetings held in April and June
2024. The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June 2024 Investment Review Committee, Contracts Committee and Board meetings. The
Committee and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services,

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
30 Active ETFs | 2024
investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with
BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The
Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the
Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. The Board noted their review of performance records of other existing funds that are managed by members of the Fund’s portfolio management team, though noting that none of the existing funds had a substantively similar investment strategy to that proposed for the Fund.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the
Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary management fee was below the median net expense ratio of peer funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETFs | 2024 31
should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS
Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
32 Active ETFs | 2024
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia U.S. High Yield ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on June 27, 2024, the Board of Trustees (the Board) and the independent Board members (the
Independent Trustees) of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the Board’s Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS
Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the Committee and Board meetings held in April and June
2024. The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June 2024 Investment Review Committee, Contracts Committee and Board meetings. The
Committee and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services,

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETFs | 2024 33
investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with
BNYM, as BNYM also provides administrative and transfer agency services to certain existing Funds under substantially identical agreements. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The
Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the
Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. The Board noted their review of performance records of other existing funds that are managed by members of the Fund’s portfolio management team, though noting that none of the existing funds had a substantively similar investment strategy to that proposed for the Fund.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the
Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary management fee was below the median net expense ratio of peer funds.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to
Ameriprise Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
34 Active ETFs | 2024
should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS
Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR338_03_P01_(11/24)
CET002253
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N- CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2024

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2024